Equity - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Paid in share capital	€ 21,698	€ 21,698
Number of paid in capital shares	295,540,036
Increase of share capital		412,259
Treasury shares	30,840,555
Cost of treasury shares	€ (27,740)
Reserve for actuarial gains/losses	(74)	(745)
Cash flow hedge reserve	5,371	(1,277)
Cost of hedging reserve	179
Currency translation reserve	(15,611)	(22,680)
Legal reserve	4,340	4,000
Other reserves	40,284	38,316
Retained earnings	435,881	306,869
Net profit attributable to equity holders of the parent	142,849	134,321	€ 78,513
Non-controlling interests	€ (220)	€ (415)
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of paid in capital shares	34,103,005
Class A Multiple Voting Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of paid in capital shares	261,437,031
Reserve [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Share premium	€ 389,312